Impairment and result on disposal of non-current assets (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024
Alianca Geracaode Energia S. A [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate				70.00%
Acquisition cost	$ 117	$ 117
Transaction amount	$ 89	$ 89	$ 871
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate	15.00%	15.00%
Acquisition cost	$ 750	$ 750
Reversal of impairment and gains (losses) on disposal of non-current assets, net	626	626
VODC [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate						50.00%
Reversal of impairment and gains (losses) on disposal of non-current assets, net						$ 1,222
Cash contribution						$ 600
Other operating expenses, net	1,222	1,222
Sale of equity interest amount	555	555
Remeasurement fair value of remaining interest amount	555	555
Cumulative translation adjustments amount	112	112
PTVI [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate							10.50%
Reversal of impairment and gains (losses) on disposal of non-current assets, net					$ 1,059		$ 1,059
Remeasurement fair value of remaining interest amount	657	657					657
Cumulative translation adjustments amount	1,063	1,063					1,063
NetLoss	$ 661	661					$ 661
Newfoundland And Labrador Canada [Member]
IfrsStatementLineItems [Line Items]
Impairment loss		1,745
Newfoundland And Labrador Canada [Member] | Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Impairment loss		2,405
Reversal impairment loss		540
Thompson Canada [Member] | Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Impairment loss		4,196
Reversal impairment loss		1,405
CGU Canada [Member] | Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Impairment loss		$ 1,735
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Projected nickel prices, percenatge	11.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Projected nickel prices, percenatge	21.00%